                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


                  Investment Company Act file number 811-9533


                        Colonial Insured Municipal Fund
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


               One Financial Center, Boston, Massachusetts 02111
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                         James R. Bordewick, Jr., Esq.
                       Columbia Management Advisors, LLC
                             One Financial Center
                               Boston, MA 02111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-426-3750


Date of fiscal year end: November 30, 2006


Date of reporting period: May 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders

[PHOTO]






  COLONIAL INSURED MUNICIPAL FUND






  Semiannual Report
  May 31, 2006






[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

                                       [GRAPHIC]




Dear Shareholder:

The US stock and bond markets delivered positive, but modest, returns during the six month period ended May 31, 2006. After a weak fourth quarter, economic growth turned sharply higher in 2006 and job growth was steady, although somewhat slower at the end of the period. Confident consumers continued to pump dollars into US retail markets, despite higher energy prices, which boosted inflation. The housing market continued to cool as mortgage rates moved higher, but housing-market indicators--such as housing starts, sales of existing homes, and house prices--remained strong by historical measures.

In this environment, the US fixed income markets faced the challenge of rising interest rates, especially within the short-and intermediate-maturity ranges and was generally flat for the period. The Federal Reserve Board, in an effort to balance economic growth and the forces of inflation, raised short-term interest rates by one full percentage point during the reporting period. The yield on the 10-year US Treasury note, a bellwether for the bond market, moved up from 4.5% to 5.1%. Lower quality bonds did better than higher quality bonds. In fact, high-yield bonds did better than either stocks or investment-grade bonds. A strong economy favored corporate high-yield bonds, as default rates remained low and corporate profits surprised investors with better-than-expected results. However, that trend showed signs of shifting near the end of the six-month period. The municipal sector generated respectable gains as economic growth helped buoy revenues and stabilize budgets in many states and municipalities. Within the municipal market, high-yield also outperformed high-grade bonds for the period.

In the pages that follow, your fund's manager discusses key factors that influenced performance during this six-month reporting period. We urge you to read this report carefully and to discuss any questions you might have with your financial advisor.

As always, we thank you for choosing Colonial Funds. We look forward to continuing to help you build toward your financial goals.

Sincerely,

/s/ Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds

Past performance is no guarantee of future results.

Investments in high-yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds, but also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely effect a high-yield bond issuer's ability to make timely principal and interest payments.

The views expressed in the President's Letter and Portfolio Managers' Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Colonial Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Colonial Fund. References for specific company securities should not be construed as a recommendation or investment advice.

                                    [GRAPHIC]


       PORTFOLIO MANAGER'S REPORT



Summary

.. For the six-month period ended May 31, 2006, Colonial Insured Municipal Fund had a return of 2.07%, based on its market price. Changes in the market price of the fund's shares reflect investor demand and are not necessarily linked directly to changes in the fund's net asset value. During the period fund returned 1.85%, based on investment at net asset value. The fund performed in line with the average return of its peer group, the Lipper Insured Municipal Debt Funds (Leveraged) Category, which was 1.89% over the same period/1/. The fund's dividend income declined as higher short-term interest rates raised the payout rate to preferred shareholders. However, leveraged positions continued to provide the fund with an income advantage over its non-leveraged peers.

.. Bonds with longer maturity dates continued to outperform shorter- and intermediate-maturity bonds as the Federal Reserve Board continued to oversee a rise in short-term rates during the period. This was a boon to the fund, which had relatively light exposure to shorter-maturity bonds and a large position in bonds with maturity dates of 20 years or longer. However, a concentration in bonds that mature in 10 to 15 years detracted from relative performance.

.. Ten-year Treasury futures contracts used to help manage the fund's sensitivity to interest rate changes also aided performance. These hedging strategies helped to manage volatility in the fund as interest rates first declined and later rose during the period. In addition, income from housing, air transportation and airport bonds was generally above prevailing market rates.

.. With expectations for slower economic growth, slowing consumer demand and relatively controlled core inflation, we have positioned the fund with an emphasis on non-callable longer-maturity issues. However, if inflationary cues are not met with reduced demand for products and services, we stand ready to alter our investment strategy.

PORTFOLIO MANAGEMENT

Kimberly Campbell has been the portfolio manager of Colonial Insured Municipal Fund since October 2003.

Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

-----------
/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

                                    [GRAPHIC]




                             Price per share as of 05/31/06 ($)
                             ----------------------------------
                             Market price           12.93
                             ----------------------------------
                             Net asset value        14.37
                             ----------------------------------

6-month (cumulative) total return as of 05/31/06 (%) *

                       Market price                  2.07
                       ----------------------------------
                       Net asset value               1.85
                       ----------------------------------
                       Lipper Insured Municipal Debt
                        Funds (Leveraged) Category
                        average                      1.89
                       ----------------------------------

Performance is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment and return principal value fluctuate with changing market conditions so that, when sold, shares any be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please call 800-730-6001 for the Fund's most recent performance.

Total return based on net asset value reflects changes in the fund's net asset value during the period. Total return based on market value reflects changes in market value. These figures will differ depending on the level of any discount from or premium to during the period.

Distributions declared per common share 12/01/05- 05/31/06 ($)

                                      0.37
                                    --------

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the fund's ordinary income, and any market discount is taxable when distributed. Top 5 sectors as of 05/31/06 (%)

                         Special non-property tax  17.7
                         ------------------------------
                         Local general obligations  9.2
                         ------------------------------
                         Water & sewer              8.1
                         ------------------------------
                         Airport                    7.7
                         ------------------------------
                         Investor owned utility     7.3
                         ------------------------------

Quality breakdown as of 05/31/06 (%)

                             AAA              87.5
                             ---------------------
                             AA                2.6
                             ---------------------
                             A                 5.5
                             ---------------------
                             BBB               0.2
                             ---------------------
                             B                 0.2
                             ---------------------
                             Non-rated         3.0
                             ---------------------
                             Cash equivalents  1.0
                             ---------------------

Sector and quality breakdowns are calculated as a percentage of total investments and net assets, respectively. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's, a division of The McGraw Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings, Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO

May 31, 2006 (Unaudited)

             MUNICIPAL BONDS - 156.7%            PAR ($)  VALUE ($)
             ------------------------------------------------------

             EDUCATION - 5.9%
             EDUCATION - 2.5%
             AR University Revenue,
               Construction UAMS Campus,
               Series 2004 B,
               Insured: MBIA
                5.000% 11/01/28                 1,475,000 1,521,964
                                                          ---------
                                          Education Total 1,521,964
                                                          ---------
             STUDENT LOAN - 3.4%
             MT Higher Education Student
               Assistance Corp.,
               Series 1999 B, AMT,
                6.400% 12/01/32                 2,000,000 2,102,760
                                                          ---------
                                       Student Loan Total 2,102,760
                                                          ---------
                                          EDUCATION TOTAL 3,624,724
                                                          ---------
             ------------------------------------------------------
             HEALTH CARE - 10.3%
             CONTINUING CARE RETIREMENT - 1.9%
             NY Dormitory Authority,
               Miriam Osborn Memorial Home,
               Series 2000 B,
               Insured: ACA
                6.875% 07/01/19                   500,000   553,545
             NY Suffolk County Industrial
               Development Agency,
               Jefferson Ferry, Series 1999 A,
                7.200% 11/01/19                   550,000   611,853
                                                          ---------
                         Continuing Care Retirement Total 1,165,398
                                                          ---------
             HEALTH SERVICES - 3.5%
             WI Health & Educational Facilities
               Authority,
               Marshfield Clinic, Series 1999,
               Insured: RAD
                6.250% 02/15/29                 2,000,000 2,152,060
                                                          ---------
                                    Health Services Total 2,152,060
                                                          ---------
             HOSPITALS - 4.9%
             CO Health Facilities Authority,
               Parkview Medical Center, Inc.,
               Series 2001,
                6.600% 09/01/25                   400,000   434,012
             NV Henderson,
               Catholic Healthcare West,
               Series 1999 A,
                6.750% 07/01/20                    60,000    65,330
             OK Industrial Authority Revenue,
               Health Systems Obligation Group,
               Series 1999 A,
               Insured: MBIA
                5.750% 08/15/29                 1,155,000 1,221,401

                                                  PAR ($)  VALUE ($)
           ---------------------------------------------------------

           WA Health Care Facilities Authority,
             Kadlec Medical Center, Series 2001,
             Insured: RAD
              5.875% 12/01/21                      300,000   319,272
           WI State Health & Educational
             Facilities Authority,
             Thedacare, Inc., Series 2005,
             Insured: AMBAC
              4.500% 12/15/25                    1,000,000   960,990
                                                           ---------
                                           Hospitals Total 3,001,005
                                                           ---------
                                         HEALTH CARE TOTAL 6,318,463
                                                           ---------
           ---------------------------------------------------------
           HOUSING - 5.4%
           ASSISTED LIVING/SENIOR - 1.2%
           DE Kent County,
             Heritage at Dover,
             Series 1999, AMT,
              7.625% 01/01/30                      235,000   211,408
           NC Medical Care Commission,
             DePaul Community Facilities,
             Series 1999,
              7.625% 11/01/29                      475,000   495,691
                                                           ---------
                              Assisted Living/Senior Total   707,099
                                                           ---------
           MULTI-FAMILY - 0.8%
           FL Broward County Housing Finance
             Authority,
             Chaves Lake Apartment Project,
             Series 2000 A, AMT,
              7.500% 07/01/40                      250,000   257,443
           FL Clay County Housing Finance
             Authority,
             Madison Commons Apartments,
             Series 2000 A, AMT,
              7.450% 07/01/40                      245,000   251,938
                                                           ---------
                                        Multi-Family Total   509,381
                                                           ---------
           SINGLE-FAMILY - 3.4%
           AK Housing Finance Corp.,
             Series 1999 A-1,
             Insured: FHA
              6.150% 06/01/39                    1,575,000 1,634,189
           CA Rural Home Mortgage Finance
             Authority,
             Series 1998 A, AMT,
             Guarantor: GNMA
              6.350% 12/01/29                       85,000    86,061
           CO Housing Finance Authority,
             Series 2000 B-2, AMT,
              7.250% 10/01/31                       70,000    71,950
           OK Housing Finance Agency,
             Series 2000 C-2, AMT,
              7.550% 09/01/28                      295,000   297,357
                                                           ---------
                                       Single-Family Total 2,089,557
                                                           ---------
                                             HOUSING TOTAL 3,306,037
                                                           ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

             MUNICIPAL BONDS (CONTINUED)         PAR ($)  VALUE ($)
             ------------------------------------------------------

             INDUSTRIALS - 3.2%
             OIL & GAS - 3.2%
             NV Clark County Industrial
               Development Authority,
               Southwest Gas Corp.,
               Series 2005 A, AMT,
               Insured: AMBAC
                4.850% 10/01/35                 2,000,000 1,953,960
                                                          ---------
                                          Oil & Gas Total 1,953,960
                                                          ---------
                                        INDUSTRIALS TOTAL 1,953,960
                                                          ---------
             ------------------------------------------------------
             OTHER - 7.0%
             OTHER - 3.6%
             AL Incentives Financing Authority,
               Series 1999 A,
               Insured: AMBAC
                6.000% 10/01/29                 2,000,000 2,166,440
                                                          ---------
                                              Other Total 2,166,440
                                                          ---------
             POOL/BOND BANK - 1.7%
             UT Water Finance Agency,
               Series 2002 B,
               Insured: AMBAC
                5.125% 07/01/23                 1,000,000 1,049,490
                                                          ---------
                                     Pool/Bond Bank Total 1,049,490
                                                          ---------
             REFUNDED/ESCROWED (A) - 1.7%
             NV Henderson,
               Catholic Healthcare West,
               Series 1999 A,
               Pre-refunded 07/01/10,
                6.750% 07/01/20                   440,000   491,889
             WV Hospital Finance Authority,
               Charleston Area Medical Center,
               Series 2000 A,
               Pre-refunded 09/01/10,
                6.750% 09/01/30                   500,000   561,880
                                                          ---------
                                  Refunded/Escrowed Total 1,053,769
                                                          ---------
                                              OTHER TOTAL 4,269,699
                                                          ---------
             ------------------------------------------------------
             RESOURCE RECOVERY - 1.3%
             DISPOSAL - 1.3%
             CA Salinas Valley Solid Waste
               Authority,
               Series 2002, AMT,
               Insured: AMBAC
                5.125% 08/01/22                   750,000   769,223
                                                          ---------
                                           Disposal Total   769,223
                                                          ---------
                                  RESOURCE RECOVERY TOTAL   769,223
                                                          ---------

           TAX-BACKED - 60.9%                     PAR ($)  VALUE ($)
           ---------------------------------------------------------

           LOCAL APPROPRIATED - 4.2%
           IL Chicago Park District,
             Series 2004 A,
             Insured: AMBAC
              5.000% 01/01/25                    1,000,000 1,033,530
           IN Carmel Industrial School Building
             Corp., First Mortgage, Series 2003,
             Insured: MBIA
              5.000% 07/15/22                    1,000,000 1,035,060
           OK Grady County Correctional
             Facilities, Series 1999,
             Insured: MBIA
              6.000% 11/01/29                      500,000   513,120
                                                           ---------
                                  Local Appropriated Total 2,581,710
                                                           ---------
           LOCAL GENERAL OBLIGATIONS - 14.6%
           CA Centinela Valley Union High
             School District, Series 2002 A,
             Insured: MBIA
              5.250% 02/01/22                      730,000   803,153
           CA Empire Unified School District,
             No. 1987-1-A, Series 2002,
             Insured: AMBAC
              (b) 10/01/18                       1,665,000   940,176
           CA Morgan Hill Unified School
             District, Series 2002,
             Insured: FGIC
              (b) 08/01/21                       1,000,000   484,880
           CA Union Elementary School District,
             Series 1999 A,
             Insured: FGIC
              (b) 09/01/16                       1,400,000   886,956
           CA Vallejo City Unified School
             District, Series 2002 A,
             Insured: MBIA
              5.900% 02/01/21                      500,000   584,540
           IL Chicago,
             Series 2005 A,
             Insured: FSA
              5.000% 01/01/26                    1,000,000 1,035,240
           IL Coles & Cumberland Counties
             Unified School District,
             Series 2000,
             Insured: FSA
              (b) 12/01/14                       2,080,000 1,435,970
           MI Detroit City School District,
             Series 2005 A,
             Insured: FSA
              5.250% 05/01/30                    1,500,000 1,649,700
           OR Clackamas County School District
             Number 007J,
             Lake Oswego, Series 2005,
             Insured: FSA
              5.250% 06/01/25                    1,000,000 1,105,950
                                                           ---------
                           Local General Obligations Total 8,926,565
                                                           ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)            PAR ($)  VALUE ($)
           ----------------------------------------------------------

           TAX-BACKED (CONTINUED)
           SPECIAL NON-PROPERTY TAX - 28.2%
           LA Ernest N. Moril Exhibition Hall
             Authority,
             Special Tax, Series 2004,
             Insured: AMBAC
              5.000% 07/15/23                    2,000,000  2,051,460
           MA Bay Transportation Authority,
             Sales Tax Revenue,
             Series 2005 B,
             Insured: MBIA
              5.500% 07/01/28                    1,000,000  1,142,050
           MI Trunk Line Department of
             Treasury, Series 2004,
             Insured: FSA
              5.250% 11/01/21                    1,000,000  1,102,660
           NJ Economic Development Authority,
             Motor Vehicle Revenue,
             Series 2004 A,
             Insured: MBIA
              5.250% 07/01/26 (c)                2,000,000  2,208,100
           NM County of Bernalillo,
             Gross Receipts, Series 2005,
             Insured: AMBAC
              5.250% 10/01/26                    2,000,000  2,206,820
           NY Urban Development Corp.,
             State Personal Income Tax,
             Series 2004 A-2,
             Insured: MBIA
              5.500% 03/15/22                    1,000,000  1,129,060
           PR Commonwealth of Puerto Rico
             Convention Center Authority,
             Hotel Occupancy Tax Revenue,
             Series 2006,
             Insured: AMBAC
              5.000% 07/01/20                    1,000,000  1,055,070
           PR Commonwealth of Puerto Rico
             Highway & Transportation
             Authority, Series 2002 E,
             Insured: FSA:
              5.500% 07/01/21                    1,000,000  1,123,820
              5.500% 07/01/23                    1,000,000  1,128,520
             Series 2005 L,
             Insured: MBIA
              5.250% 07/01/35                    1,000,000  1,100,200
           PR Commonwealth of Puerto Rico
             Infrastructure Financing Authority,
             Series 2005 A,
             Insured: FGIC
              5.500% 07/01/24                    1,125,000  1,273,646
             Series 2005 C,
             Insured: AMBAC
              5.500% 07/01/23                    1,500,000  1,692,780
                                                           ----------
                            Special Non-Property Tax Total 17,214,186
                                                           ----------

                                                 PAR ($)  VALUE ($)
            --------------------------------------------------------

            SPECIAL PROPERTY TAX - 3.9%
            CA Huntington Park Public Financing
              Authority Revenue, Series 2004,
              Insured: FSA
               5.250% 09/01/19                  1,190,000  1,291,055
            CA Pittsburg Redevelopment Agency,
              Los Medanos Project, Series 1999,
              Insured: AMBAC
               (b) 08/01/26                     2,500,000    932,575
            FL Lexington Oaks Community
              Development District,
              Series 2000 A,
               7.200% 05/01/30                    180,000    185,776
                                                          ----------
                               Special Property Tax Total  2,409,406
                                                          ----------
            STATE APPROPRIATED - 5.3%
            NJ Economic Development Authority,
              School Facilities Construction,
              Series 2005 N-1,
              Insured: FGIC
               5.500% 09/01/27                  1,000,000  1,138,800
            OK Capital Improvement Authority,
              Higher Education Projects,
              Series 2005 F,
              Insured: AMBAC
               5.000% 07/01/30                  1,000,000  1,033,890
            PA Commonwealth Financing
              Authority Revenue, Series 2005 A,
              Insured: MBIA
               5.000% 06/01/25                  1,000,000  1,042,680
                                                          ----------
                                 State Appropriated Total  3,215,370
                                                          ----------
            STATE GENERAL OBLIGATIONS - 4.7%
            CA State,
              Series 2002,
              Insured: AMBAC
               6.000% 04/01/16                    500,000    575,250
            MA State,
              Series 2004 C,
              Insured: AMBAC
               5.500% 12/01/24                  2,000,000  2,281,980
                                                          ----------
                          State General Obligations Total  2,857,230
                                                          ----------
                                         TAX-BACKED TOTAL 37,204,467
                                                          ----------
            --------------------------------------------------------
            TRANSPORTATION - 34.6%
            AIR TRANSPORTATION - 6.7%
            FL Miami-Dade County Industrial
              Development Authority,
              Airis Miami II, LLC,
              Series 1999 A, AMT,
              Insured: AMBAC
               6.000% 10/15/25                  1,000,000  1,067,610
            MA Port Authority,
              US Airways, Inc.,
              Series 1999, AMT,
              Insured: MBIA
               6.000% 09/01/21                  2,500,000  2,602,075

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

             MUNICIPAL BONDS (CONTINUED)         PAR ($)  VALUE ($)
             ------------------------------------------------------

             TRANSPORTATION (CONTINUED)
             AIR TRANSPORTATION (CONTINUED)
             NC Charlotte/Douglas International
               Airport,
               US Airways, Inc.:
               Series 1998, AMT,
                5.600% 07/01/27                   200,000   185,126
               Series 2000, AMT,
                7.750% 02/01/28                   250,000   263,382
                                                          ---------
                                 Air Transportation Total 4,118,193
                                                          ---------
             AIRPORTS - 12.3%
             DC Metropolitan Washington
               Airports Authority,
               Series 2003 A, AMT,
               Insured: FGIC
                5.500% 10/01/19                 1,000,000 1,062,450
             IN Indianapolis Local Public
               Improvement Bond Bank,
               Airport Authority Project,
               Series 2005 B, AMT,
               Insured: MBIA
                5.250% 01/01/29                 1,000,000 1,038,870
             MO St. Louis Airport Revenue,
               Lambert-St. Louis International
               Airport, Series 2005,
               Insured: MBIA
                5.500% 07/01/27                 1,000,000 1,132,280
             NY Niagara Frontier Transportation
               Authority,
               Series 1999 A, AMT,
               Insured: MBIA
                5.625% 04/01/29                 1,000,000 1,050,080
             TN Memphis-Shelby County Airport
               Authority,
               Series 1999 D, AMT,
               Insured: AMBAC
                6.000% 03/01/24                 3,000,000 3,206,700
                                                          ---------
                                           Airports Total 7,490,380
                                                          ---------
             PORTS - 3.0%
             TX Harris County Port of Houston
               Authority, Series 2005 B,
               Insured: MBIA
                4.125% 10/01/23                 2,000,000 1,865,260
                                                          ---------
                                              Ports Total 1,865,260
                                                          ---------
             TOLL FACILITIES - 7.9%
             CO Northwest Parkway Public
               Highway Authority,
               Series 2001 D,
                7.125% 06/15/41                   200,000   184,264
             NY Thruway Authority,
               Second General Highway & Bridge
               Trust Fund:
               Series 2005 A,
               Insured: MBIA
                5.000% 04/01/24                 1,000,000 1,042,720

                                                 PAR ($)  VALUE ($)
            --------------------------------------------------------

              Series 2005 B,
              Insured: AMBAC
               5.500% 04/01/20                  1,000,000  1,127,430
            NY Triborough Bridge & Tunnel
              Authority, Series 2002,
              Insured: MBIA
               5.500% 11/15/20                  1,200,000  1,355,184
            PA Turnpike Commission Registration
              Fee Revenue, Series 2005 A,
              Insured: FSA
               5.250% 07/15/25                  1,000,000  1,109,080
                                                          ----------
                                    Toll Facilities Total  4,818,678
                                                          ----------
            TRANSPORTATION - 4.7%
            IN Transportation Finance Authority
              Highway Revenue, Series 2004 A,
              Insured: FGIC
               5.250% 06/01/20                  1,000,000  1,063,040
            NV Department of Business &
              Industry,
              Las Vegas Monorail Project,
              Series 2000,
               7.375% 01/01/40                    250,000    256,280
            NY Metropolitan Transportation
              Authority, Series 2002 A,
              Insured: FSA
               5.000% 11/15/30                  1,500,000  1,536,510
                                                          ----------
                                     Transportation Total  2,855,830
                                                          ----------
                                     TRANSPORTATION TOTAL 21,148,341
                                                          ----------
            --------------------------------------------------------
            UTILITIES - 28.1%
            INVESTOR OWNED - 11.7%
            CA Pollution Control Financing
              Authority,
              San Diego Gas & Electric Co.,
              Series 1991 A, AMT,
               6.800% 06/01/15                    500,000    584,015
            CO Adams County Pollution Control
              Revenue,
              Public Service Co., Colorado
              Project, Series 2005 A,
              Insured: MBIA
               4.375% 09/01/17                  1,000,000    996,600
            HI Department of Budget & Finance,
              Hawaiian Electric Co.,
              Series 1999 C, AMT,
              Insured: AMBAC
               6.200% 11/01/29                  2,000,000  2,149,300
            KY Boone County Pollution Control
              Revenue,
              Dayton Power & Light Co.,
              Series 2005 A,
              Insured: FGIC
               4.700% 01/01/28                  1,000,000    990,060

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)            PAR ($)  VALUE ($)
           ----------------------------------------------------------

           UTILITIES (CONTINUED)
           INVESTOR OWNED (CONTINUED)
           TX Brazos River Authority,
             Houston Industries, Inc.,
             Series 1998 A,
             Insured: AMBAC
              5.125% 05/01/19                    2,100,000  2,175,306
           TXU Energy Co., LLC,
             Series 2003 C, AMT,
              6.750% 10/01/38                      215,000    241,408
                                                           ----------
                                      Investor Owned Total  7,136,689
                                                           ----------
           JOINT POWER AUTHORITY - 1.7%
           SC State Public Service Authority,
             Santee Cooper, Series 2006 A,
             Insured: MBIA
              5.000% 01/01/29                    1,000,000  1,034,600
                                                           ----------
                               Joint Power Authority Total  1,034,600
                                                           ----------
           MUNICIPAL ELECTRIC - 1.8%
           CA Department of Water Resources,
             Series 2002 A,
             Insured: AMBAC
              5.500% 05/01/14                    1,000,000  1,093,230
                                                           ----------
                                  Municipal Electric Total  1,093,230
                                                           ----------
           WATER & SEWER - 12.9%
           AZ Water System Revenue,
             Phoenix Civic Improvement Corp.,
             Series 2001,
             Insured: FGIC
              5.500% 07/01/21                    1,000,000  1,129,750
           FL Tallahassee Consolidated Utilities
             System, Series 2001,
             Insured: FGIC
              5.500% 10/01/19                    1,360,000  1,528,640
           MA Water Resources Authority,
             Series 2006 A,
             Insured: AMBAC
              5.000% 08/01/26                    1,000,000  1,049,260
           TX Corpus Christi Utility System
             Revenue, Series 2005 A,
             Insured: AMBAC
              5.000% 07/15/22                    2,000,000  2,080,120
           TX Houston Utility System Revenue,
             Series 2004 A,
             Insured: FSA
              5.250% 05/15/20                    2,000,000  2,130,980
                                                           ----------
                                       Water & Sewer Total  7,918,750
                                                           ----------
                                           UTILITIES TOTAL 17,183,269
                                                           ----------
           TOTAL MUNICIPAL BONDS
             (cost of $92,959,470)                         95,778,183
                                                           ----------

          MUNICIPAL PREFERRED
          STOCKS - 0.9%                           SHARES   VALUE ($)
          ------------------------------------------------------------

          HOUSING - 0.9%
          MULTI-FAMILY - 0.9%
          Charter Mac Equity Issue Trust
             7.100% 06/30/09 (d)                  500,000     534,470
                                                          -----------
                                       Multi-Family Total     534,470
                                                          -----------
                                            HOUSING TOTAL     534,470
                                                          -----------
          TOTAL MUNICIPAL PREFERRED STOCKS
            (cost of $500,000)                                534,470
                                                          -----------
          INVESTMENT COMPANY - 0.0%
          ------------------------------------------------------------
          Dreyfus Tax-Exempt Cash Management
            Fund                                      452         452
                                                          -----------
          TOTAL INVESTMENT COMPANY
            (cost of $452)                                        452
                                                          -----------
          SHORT-TERM OBLIGATIONS - 1.6%           PAR ($)
          ------------------------------------------------------------
          VARIABLE RATE DEMAND NOTES (E) - 1.6%
          FL Orange County School Board,
            Series 2000 B,
             3.550% 08/01/25                      100,000     100,000
          IL Health Facilities Authority,
            OSF Healthcare Systems,
            Series 2002,
            LOC: Fifth Third Bank
             3.550% 11/15/27                      300,000     300,000
          IN Health Facility Financing Authority,
            Fayette Memorial Hospital
            Association, Inc.,
            Series 2002 A,
            LOC: U.S. Bank N.A.
             3.630% 10/01/32                      200,000     200,000
          MO Chesterfield Industrial
            Development Authority,
            Educational Facilities, Gateway
            Academy Inc., Series 2003,
            LOC: U.S. Bank NA
             3.630% 01/01/28                      100,000     100,000
          MS Jackson County Pollution Control
            Revenue,
            Chevron Corp., Series 1993,
             3.540% 06/01/23                      300,000     300,000
                                                          -----------
                         VARIABLE RATE DEMAND NOTES TOTAL   1,000,000
                                                          -----------
          TOTAL SHORT-TERM OBLIGATIONS
            (cost of $1,000,000)                            1,000,000
                                                          -----------
          TOTAL INVESTMENTS - 159.2%
            (cost of $94,459,922) (f)                      97,313,105
          AUCTION PREFERRED SHARES
            PLUS CUMULATIVE UNPAID
            DISTRIBUTIONS - (61.1)%                       (37,321,587)
          OTHER ASSETS & LIABILITIES, NET - 1.9%            1,142,659
                                                          -----------
          NET ASSETS APPLICABLE TO COMMON
            SHAREHOLDERS - 100.0%                          61,134,177
                                                          -----------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)Zero coupon bond.
(c)Security pledged as collateral for open futures contracts.
(d)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of this security, which is not illiquid, represents 0.9% of net assets.
(e)Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at May 31, 2006.
(f)Cost for federal income tax purposes is $94,396,834.

                     Acronym Name
                 ----------------------------------------------
                      ACA    ACA Financial Guaranty Corp.
                      AMBAC  Ambac Assurance Corp.
                      AMT    Alternative Minimum Tax
                      FGIC   Financial Guaranty Insurance Co.
                      FHA    Federal Housing Administration
                      FSA    Financial Security Assurance, Inc.
                      GNMA   Government National Mortgage
                             Association
                      LOC    Letter of Credit
                      MBIA   MBIA Insurance Corp.
                      RAD    Radian Asset Assurance, Inc.

At May 31, 2006, the composition of the Fund by revenue source is as follows:

                                                              % OF
           HOLDINGS BY REVENUE SOURCE                      NET ASSETS
           ----------------------------------------------------------
           Tax-Backed                                         60.9%
           Transportation                                     34.6
           Utilities                                          28.1
           Health Care                                        10.3
           Other                                               7.0
           Housing                                             6.3
           Education                                           5.9
           Industrials                                         3.2
           Resource Recovery                                   1.3
           Short-Term Obligations                              1.6
           Investment Company                                   --*
           Auction Preferred Shares Plus Cumulative Unpaid
            Distributions                                    (61.1)
           Other Assets & Liabilities, Net                     1.9
                                                             -----
                                                             100.0%
                                                             -----

*  Rounds to less than 0.1%

At May 31, 2006, the Fund held the following open short futures contracts:

                    Number
                      of                Aggregate   Expiration  Unrealized
         Type      Contracts   Value    Face Value     Date    Appreciation
    -----------------------------------------------------------------------
    10-Year U.S
     Treasury Note    94     $9,877,344 $10,055,883  Jun-2006    $178,539


See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          STATEMENT OF ASSETS AND LIABILITIES

          May 31, 2006 (Unaudited)

           ASSETS:
           Investments, at cost                         $94,459,922
                                                        -----------
           Investments, at value                        $97,313,105
           Cash                                              71,774
           Receivable for:
             Interest                                     1,347,922
             Futures variation margin                        29,375
           Expense reimbursement due from
             Investment Advisor                              11,361
           Deferred Trustees' compensation plan               8,997
                                                        -----------
              Total Assets                               98,782,534
                                                        -----------

           LIABILITIES:
           Payable for:
             Distributions -- common shares                 246,665
             Distributions -- preferred shares               21,587
             Investment advisory fee                         37,110
             Trustees' fees                                     720
             Transfer agent fee                               3,269
             Audit fee                                       11,675
             Custody fee                                      1,447
             Chief compliance officer expenses                  648
             Preferred shares remarketing commissions         1,535
           Deferred Trustees' fees                            8,997
           Other liabilities                                 14,705
                                                        -----------
              Total Liabilities                             348,358
                                                        -----------

           AUCTION PREFERRED SHARES (1,492 shares
             issued and outstanding at $25,000 per
             share)                                      37,300,000
                                                        -----------

           COMPOSITION OF NET ASSETS
             APPLICABLE TO COMMON SHARES:
           Paid-in capital -- common shares             $60,281,129
           Overdistributed net investment income            (45,243)
           Accumulated net realized loss                 (2,133,431)
           Net unrealized appreciation on:
             Investments                                  2,853,183
             Futures contracts                              178,539
                                                        -----------
           Net assets at value applicable to 4,252,855
             common shares of beneficial interest
             outstanding                                $61,134,177
                                                        -----------
           Net asset value per common share             $     14.37
                                                        -----------

                                    [GRAPHIC]


STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2006


             INVESTMENT INCOME:
             Interest                                   $2,410,888
             Dividends                                         358
                                                        ----------
                Total Investment Income                  2,411,246

             EXPENSES:
             Investment advisory fee                       321,633
             Transfer agent fee                             16,474
             Pricing and bookkeeping fees                   45,623
             Trustees' fees                                  5,160
             Preferred shares remarketing commissions       46,550
             Custody fee                                     5,030
             Chief compliance officer expenses               2,007
             Other expenses                                 44,461
                                                        ----------
               Total Expenses                              486,938
             Fees and expenses waived or reimbursed by
               Investment Advisor                         (163,763)
             Custody earnings credit                        (1,545)
                                                        ----------
               Net Expenses                                321,630
                                                        ----------
             Net Investment Income                       2,089,616
                                                        ----------

             NET REALIZED AND UNREALIZED GAIN (LOSS)
               ON INVESTMENTS AND FUTURES CONTRACTS:
             Net realized gain (loss) on:
               Investments                                 333,227
               Futures contracts                           125,882
                                                        ----------
                Net realized gain                          459,109
                                                        ----------
             Net change in unrealized
               appreciation (depreciation) on:
               Investments                                (959,300)
               Futures contracts                           182,519
                                                        ----------
                Net change in unrealized
                appreciation (depreciation)               (776,781)
                                                        ----------
             Net Loss                                     (317,672)
                                                        ----------
             Net Increase in Net Assets from Operations  1,771,944
                                                        ----------

             LESS DISTRIBUTIONS DECLARED TO
               PREFERRED SHAREHOLDERS:
             From net investment income                   (590,513)
                                                        ----------
             Net Increase in Net Assets from Operations
               Applicable to Common Shares              $1,181,431
                                                        ----------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          STATEMENT OF CHANGES IN NET ASSETS

                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED      YEAR ENDED
                                               MAY 31,    NOVEMBER 30,
          INCREASE (DECREASE) IN NET ASSETS:    2006          2005
          ------------------------------------------------------------
          OPERATIONS:
          Net investment income              $ 2,089,616  $ 4,432,710
          Net realized gain on investments
            and futures contracts                459,109    2,823,095
          Net change in unrealized
            appreciation (depreciation) on
            investments and futures
            contracts                           (776,781)  (3,156,833)
                                             -----------  -----------
          Net Increase from Operations         1,771,944    4,098,972
                                             -----------  -----------
          LESS DISTRIBUTIONS DECLARED
            TO PREFERRED SHAREHOLDERS:
          From net investment income            (590,513)    (785,610)
                                             -----------  -----------
          Net Increase in Net Assets
            from Operations
            Applicable to Common
            Shares                             1,181,431    3,313,362
                                             -----------  -----------
          LESS DISTRIBUTIONS DECLARED
            TO COMMON SHAREHOLDERS:
          From net investment income          (1,565,052)  (3,659,585)
                                             -----------  -----------
          Total Decrease in Net Assets
            Applicable to Common Shares         (383,621)    (346,223)
          NET ASSETS APPLICABLE TO
            COMMON SHARES:
          Beginning of period                 61,517,798   61,864,021
                                             -----------  -----------
          End of period (including
            undistributed (overdistributed)
            net investment income of
            $(45,243) and $20,706,
            respectively)                    $61,134,177  $61,517,798
                                             -----------  -----------

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED     YEAR ENDED
                                            MAY 31,   NOVEMBER 30,
             NUMBER OF FUND SHARES:          2006         2005
             -----------------------------------------------------
             Common Shares:
             Outstanding at:
               End of period               4,252,855   4,252,855
                                           ---------   ---------
             Preferred Shares:
             Outstanding at end of period      1,492       1,492
                                           ---------   ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):


                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED                                 YEAR ENDED NOVEMBER 30,
                                               MAY 31,       --------------------------------------------------------------
                                                2006            2005        2004        2003         2002         2001
---------------------------------------------                --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 14.47        $ 14.55     $ 14.86     $ 14.93     $ 15.20       $ 14.68
                                              -------        -------     -------     -------     -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.49(b)        1.04(b)     1.10(b)     1.14(b)     1.21(b)(c)    1.24(b)
Net realized and unrealized gain (loss) on
 investments, written options and futures
 contracts                                      (0.08)         (0.08)      (0.30)      (0.08)      (0.25)(c)      0.51
                                              -------        -------     -------     -------     -------       -------
  Total from Investment Operations               0.41           0.96        0.80        1.06        0.96          1.75
                                              -------        -------     -------     -------     -------       -------
LESS DISTRIBUTIONS DECLARED TO
  PREFERRED SHAREHOLDERS:
From net investment income                      (0.14)         (0.18)      (0.09)      (0.08)      (0.12)        (0.26)
                                              -------        -------     -------     -------     -------       -------
  Total from Investment Operations
   Applicable to Common Shareholders             0.27           0.78        0.71        0.98        0.84          1.49
                                              -------        -------     -------     -------     -------       -------
LESS DISTRIBUTIONS DECLARED TO
  COMMON SHAREHOLDERS:
From net investment income                      (0.37)         (0.86)      (1.02)      (1.05)      (1.11)        (0.97)
                                              -------        -------     -------     -------     -------       -------
LESS SHARE TRANSACTIONS:
Offering costs -- common shares                    --             --          --          --          --            --
Commission and offering costs --preferred
 shares                                            --             --          --          --          --            --
                                              -------        -------     -------     -------     -------       -------
  Total Share Transactions                         --             --          --          --          --            --
                                              -------        -------     -------     -------     -------       -------
NET ASSET VALUE, END OF PERIOD                $ 14.37        $ 14.47     $ 14.55     $ 14.86     $ 14.93       $ 15.20
                                              -------        -------     -------     -------     -------       -------
Market price per share -- common shares       $ 12.93        $ 13.02     $ 13.92     $ 15.30     $ 15.09       $ 16.50
                                              -------        -------     -------     -------     -------       -------
Total return -- based on market value --
 common shares (f)                               2.07%(g)      (0.52)%     (2.45)%      8.77%      (1.72)%       39.25%
                                              -------        -------     -------     -------     -------       -------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (h)(i)                                  1.04%(j)(k)    0.96%(k)    0.88%(k)    0.88%(k)    0.87%(k)      0.87%(k)
Net investment income before preferred
 stock dividend (h)(i)                           6.77%(j)       7.06%       7.48%       7.68%       8.04%(c)      8.11%
Net investment income after preferred stock
 dividend (h)(i)                                 4.85%(j)       5.81%       6.88%       7.12%       7.22%(c)      6.42%
Voluntary waiver/reimbursement (i)               0.21%(j)       0.16%       0.12%       0.18%       0.13%         0.17%
Portfolio turnover rate                             7%(g)         32%         21%          4%         13%            8%
Net assets, end of period (000's) -- common
 shares                                       $61,134        $61,518     $61,864     $63,120     $63,252       $64,290


                                                           PERIOD
                                                           ENDED
                                            ------------NOVEMBER 30,
                                               2000       1999 (A)
--------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 14.30       $ 14.33
                                            -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          1.24(d)       0.06
Net realized and unrealized gain (loss) on
 investments, written options and futures
 contracts                                     0.55         (0.06)
                                            -------       -------
  Total from Investment Operations             1.79            --
                                            -------       -------
LESS DISTRIBUTIONS DECLARED TO
  PREFERRED SHAREHOLDERS:
From net investment income                    (0.35)           --
                                            -------       -------
  Total from Investment Operations
   Applicable to Common Shareholders           1.44            --
                                            -------       -------
LESS DISTRIBUTIONS DECLARED TO
  COMMON SHAREHOLDERS:
From net investment income                    (0.93)           --
                                            -------       -------
LESS SHARE TRANSACTIONS:
Offering costs -- common shares                  --(e)      (0.03)
Commission and offering costs --preferred
 shares                                       (0.13)           --
                                            -------       -------
  Total Share Transactions                    (0.13)        (0.03)
                                            -------       -------
NET ASSET VALUE, END OF PERIOD              $ 14.68       $ 14.30
                                            -------       -------
Market price per share -- common shares     $ 12.63       $ 15.00
                                            -------       -------
Total return -- based on market value --
 common shares (f)                            (9.77)%        0.00%
                                            -------       -------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (h)(i)                                0.86%(k)      0.55%(j)
Net investment income before preferred
 stock dividend (h)(i)                         8.78%         4.38%(j)
Net investment income after preferred stock
 dividend (h)(i)                               6.34%         4.38%(j)
Voluntary waiver/reimbursement (i)             0.48%         0.61%(j)
Portfolio turnover rate                          33%            7%(g)
Net assets, end of period (000's) -- common
 shares                                     $62,051       $54,422

(a)The Fund commenced investment operations on October 29, 1999. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 8.02% to 8.04% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.20% to 7.22%. The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Rounds to less than $0.01 per share.
(f)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(g)Not annualized.
(h)The benefits derived from custody credits had an impact of less than 0.01%.
(i)Ratios reflect average net assets available to common shares only.
(j)Annualized.
(k)Ratios calculated using average net assets including auction preferred shares of the Fund equal 0.65%, 0.60%, 0.55%, 0.55%, 0.55%, 0.55% and 0.54%
   for the period/years ended May 31, 2006, November 30, 2005, November 30, 2004, November 30, 2003, November 30, 2002, November 30, 2001 and November 30, 2000, respectively.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS

May 31, 2006 (Unaudited)


NOTE 1. ORGANIZATION

Colonial Insured Municipal Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a non-diversified, closed-end management investment company.

INVESTMENT GOAL

The Fund seeks to provide current income generally exempt from ordinary federal income tax.

FUND SHARES

The Fund may issue an unlimited number of common shares. On December 20, 1999, the Fund issued 1,492 Auction Preferred Shares ("APS").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2006 (Unaudited)


INCOME RECOGNITION

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable and tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to common shareholders are recorded on the ex-date. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2006, was 3.52%. For the six months ended May 31, 2006, the Fund declared dividends to Auction Preferred shareholders amounting to $590,513, representing an average dividend rate of 3.17% per APS.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended November 30, 2005 was as follows:

                                                NOVEMBER 30,
                                                    2005
                                                ------------
                    Distributions paid from:
                       Tax-Exempt Income         $4,445,195
                       Ordinary Income                   --
                       Long-Term Capital Gains           --

Unrealized appreciation and depreciation at May 31, 2006, based on cost of investments for federal income tax purposes, was:

                    Unrealized appreciation     $3,717,152
                    Unrealized depreciation       (800,881)
                                                ----------
                    Net unrealized appreciation $2,916,271
                                                ----------

The following capital loss carryforwards, determined as of November 30, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue
Code:

                            YEAR OF     CAPITAL LOSS
                            EXPIRATION   CARRYFORWARD
                          ------------ --------------
                              2011....   $1,049,996

Capital loss carryforwards of $1,793,902 were utilized during the year ended November 30, 2005 for the Fund.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Fund's average weekly net assets, including assets applicable to the APS.

Columbia contractually agreed to waive a portion of its investment advisory fee through November 30, 2006, so that such fee will not exceed 0.45% annually. Columbia has contractually agreed to waive a portion of its investment advisory fee for the years ending November 30, 2007, 2008 and 2009 so that the Fund's investment advisory fees will not exceed the annual rates of 0.50%, 0.55% and 0.60%, respectively.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays State Street the total fees collected under the pricing and bookkeeping agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee, exclusive of out-of-pocket expenses and charges, shall not exceed $140,000.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended May 31, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.092% of the Fund's average daily net assets.

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2006 (Unaudited)


FEE WAIVERS

Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that total expenses (exclusive of investment advisory fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.20% annually of the Fund's average weekly net assets, including assets applicable to APS. Columbia, at its discretion, may revise or discontinue this arrangement any time.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended May 31, 2006, the Fund paid $1,200 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $7,103,747 and $6,918,592, respectively.

NOTE 6. PREFERRED SHARES

The Fund currently has outstanding 1,492 APS. The APS are redeemable at the option of the Fund on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Fund is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2006, there were no such restrictions on the Fund.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated Aaa by Moody's Investor Services Inc., except for Radian Asset Assurance, Inc., which is rated Aa3. At May 31, 2006, private insurers who insure greater than 5% of the total investments of the Fund were as follows:

                                                    % OF TOTAL
                 INSURER                            INVESTMENTS
                 ----------------------------------------------
                 Ambac Assurance Corp.                 36.7%
                 MBIA Insurance Corp.                  24.2
                 Financial Security Assurance, Inc.    14.9
                 Financial Guaranty Insurance Corp.    10.4

GEOGRAPHIC CONCENTRATION

The Fund has greater than 5% of its total investments at May 31, 2006 invested in debt obligations issued by the states of California, Massachusetts, New York, Texas and the Commonwealth of Puerto Rico and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2006 (Unaudited)

non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

ISSUER FOCUS

As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, the market price of the shares could decline.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a purative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2006, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2006 (Unaudited)

Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

                                    [GRAPHIC]


     ASSET COVERAGE REQUIREMENTS



                                              INVOLUNTARY
                                     ASSET    LIQUIDATING   AVERAGE
                      TOTAL AMOUNT  COVERAGE  PREFERENCE  MARKET VALUE
                      OUTSTANDING  PER SHARE*  PER SHARE   PER SHARE
          ------------------------------------------------------------
          05/31/06    $37,300,000   $65,975     $25,014     $25,000
          11/30/05     37,300,000    66,232      25,012      25,000
          11/30/04     37,300,000    66,464      25,006      25,000
          11/30/03     37,300,000    67,306      25,002      25,000
          11/30/02     37,300,000    67,396      25,012      25,000
          11/30/01     37,300,000    68,090      25,001      25,000
          11/30/00 **  37,300,000    66,589      25,020      25,000

*Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing the amount by the number of APS outstanding.
**On December 20, 1999, the Fund began offering Auction Preferred Shares.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


SHAREHOLDER MEETING RESULTS

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 24, 2006, the Annual Meeting of Shareholders of the Fund was held to consider re-election of Trustees. On March 10, 2006, the record date for the Meeting, the Fund had 4,252,859 common shares outstanding and 1,492 preferred shares outstanding. The votes cast were as follows:

ELECTION OF TRUSTEES:

The shareholders re-elected the following Trustees as follows:

                                            FOR    WITHHELD
                    ---------------------------------------
                    Richard W. Lowry     3,911,112 217,209
                    William E. Mayer     3,891,586 241,735
                    Charles R. Nelson    3,921,514 211,807
                    Richard L. Woolworth 3,921,514 211,807

The holders of preferred shareholders re-elected the following Trustees as follows:

                                            FOR  WITHHELD
                      -----------------------------------
                      Richard W. Lowry     1,242       6
                      Douglas A. Hacker    1,242       6
                      William E. Mayer     1,242       6
                      Charles R. Nelson    1,242       6
                      Thomas E. Stitzel    1,242       6
                      Richard L. Woolworth 1,242       6

The terms of office of Thomas C. Theobald, John J. Neuhauser, Patrick J. Simpson, Ann-Lee Verville and Janet Langford Kelly continued after the Meeting.

                                    [GRAPHIC]


          DIVIDEND REINVESTMENT PLAN


COLONIAL INSURED MUNICIPAL FUND

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional Common Shares of the Fund by Computershare (the "Plan Agent"), as agent under the Plan, unless a Common Shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the Common Shareholder. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee, or unless the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to investors who elect not to participate (or whose broker or nominee elects not to participate) in the Plan will be paid by check mailed directly to the record holder by the Plan Agent, as dividend paying agent.

The Plan Agent will furnish each person who buys shares in the offering with written information relating to the Plan. Included in such information will be procedures for electing to receive distributions in cash (or, in the case of shares held in the name of a broker or nominee who does not participate in the Plan, procedures for having such shares registered in the name of the shareholder so that such shareholder may participate in the Plan).

If the Trustees of the Fund declare a dividend (including a capital gain dividend) payable either in shares or in cash, as holders of shares may have elected, then nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares valued as set forth below. Whenever a market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the distribution, participants will be issued shares at the net asset value most recently determined as provided under "Net Asset Value" in the Fund's prospectus and its Statement of Additional Information, but in no event less than 95% of the market price. If the net asset value of the shares at such time exceeds the market price of shares at such time, or if the Fund should declare a dividend (including a capital gain dividend) payable only in cash, the Plan Agent will, as agent for the participants, use the cash that the shareholders would have received as a dividend to buy shares in the open market, the American Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend (including a capital gain dividend) had been paid in shares issued by the Fund. The Plan Agent will apply all cash received as a dividend (including a capital gain dividend) to purchase shares on the open market as soon as practicable after the payment date of such dividend, but in no event later than 30 days after such date, except where necessary to comply with applicable provisions of the federal securities laws.

There is no charge to participants for reinvesting dividends (including capital gain dividends). The Plan Agent's fees for handling the reinvestment of dividends (including capital gain dividends) will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends (including capital gain dividends).

The automatic reinvestment of dividends (including capital gain dividends) will not relieve participants of any income tax which may be payable on such dividends. The amount of the dividend for tax purposes may vary depending on whether the Fund issues new Common Shares or purchases them on the open market.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. Contact the Plan Agent for additional information regarding the Plan. All correspondence concerning the Plan should be directed to Computershare by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

[LOGO]
Transfer Agent
Important Information About This Report
The Transfer Agent for Colonial Insured Municipal Fund is:

Computershare
P.O. Box 43010
Providence, RI 02940-3010


The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

A description of the fund's proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-730-6001. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available at www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

This report has been prepared for shareholders of Colonial Insured Municipal
Fund.

                                    [GRAPHIC]


COLONIAL INSURED MUNICIPAL FUND
                                                              SEMIANNUAL REPORT

                                            SHC-44/111608-0506 (07/06) 06/26843

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                        Registrant Purchases of Equity Securities*
                             -----------------------------------------------------------------
                                                             (c)
                                                       Total Number of            (d)
                                 (a)         (b)     Shares Purchased as   Maximum Number of
                             Total Number  Average    Part of Publicly    Shares that May Yet
                              of Shares   Price Paid   Announced Plans    Be Purchased Under
Period                        Purchased   Per Share      or Programs     the Plans or Programs
------                       ------------ ---------- ------------------- ---------------------
12/01/05 through 12/31/05...      232       $13.30            232                 N/A
01/01/06 through 01/31/06...      225       $13.40            225                 N/A
02/01/06 through 02/28/06...      236       $13.64            236                 N/A
03/01/06 through 03/31/06...      240       $13.70            240                 N/A
04/01/06 through 04/30/06...      251       $13.35            251                 N/A
05/01/06 through 05/31/06...      332       $13.08            332                 N/A
                                -----       ------          -----                 ---
Total.......................    1,516       $13.39          1,516                 N/A
                                -----       ------          -----                 ---

--------
* Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant's Dividend Reinvestment Plan.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Colonial Insured Municipal Fund
             ---------------------------------------------

By (Signature and Title) /S/ Christopher L. Wilson
                         ---------------------------------
                         Christopher L. Wilson, President

Date                     July 27, 2006
     -----------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /S/ Christopher L. Wilson
                         ---------------------------------
                         Christopher L. Wilson, President

Date                     July 27, 2006
     -----------------------------------------------------

By (Signature and Title) /S/ J. Kevin Connaughton
                         ---------------------------------
                         J. Kevin Connaughton, Treasurer

Date                     July 27, 2006
     -----------------------------------------------------